Insurance contracts in the financial services segment - Summary of Changing the Underlying Assumptions of MCEV (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	¥ 1,473,726	¥ 1,268,662	¥ 1,274,496
Equity	8,510,151	7,756,105	¥ 6,657,150
Interest rates, measurement input [member] | 50bp decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	2,418	12,949
Equity	130,997	153,000
Interest rates, measurement input [member] | 50bp decrease [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(96,388)	(152,232)
Equity	(489,064)	(653,432)
Interest rates, measurement input [member] | 50bp decrease [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	98,806	165,181
Equity	620,061	806,432
Interest rates, measurement input [member] | 50bp increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(18,124)	(30,632)
Equity	(132,719)	(156,740)
Interest rates, measurement input [member] | 50bp increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	69,393	112,418
Equity	413,835	548,289
Interest rates, measurement input [member] | 50bp increase [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(87,517)	(143,050)
Equity	(546,554)	(705,029)
Fair value of stocks [Member] | 10% decrease [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(8,212)	(2,362)
Equity	(6,266)	(2,161)
Fair value of stocks [Member] | 10% decrease [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	404,020	339,421
Equity	290,894	244,383
Fair value of stocks [Member] | 10% decrease [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(412,232)	(341,783)
Equity	(297,160)	(246,544)
Fair value of stocks [Member] | 10% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	4,420	(3,138)
Equity	3,535	(1,799)
Fair value of stocks [Member] | 10% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(407,812)	(344,921)
Equity	(293,625)	(248,343)
Fair value of stocks [Member] | 10% increase [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	412,232	341,783
Equity	297,160	246,544
Foreign exchange rates [Member] | 10% appreciation of the Yen [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(7,381)	(1,601)
Equity	27,654	27,485
Foreign exchange rates [Member] | 10% appreciation of the Yen [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	539,518	468,851
Equity	366,832	315,357
Foreign exchange rates [Member] | 10% appreciation of the Yen [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(546,899)	(470,452)
Equity	(339,178)	(287,872)
Foreign exchange rates [Member] | 10% depreciation of the Yen [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	3,744	(5,037)
Equity	(30,272)	(32,264)
Foreign exchange rates [Member] | 10% depreciation of the Yen [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(543,155)	(475,489)
Equity	(369,450)	(320,136)
Foreign exchange rates [Member] | 10% depreciation of the Yen [member] | Financial instruments [Member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	546,899	470,452
Equity	339,178	287,872
Maintenance expenses rates [Member] | 10% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(4,313)	(4,780)
Equity	(5,390)	(8,024)
Maintenance expenses rates [Member] | 10% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(4,313)	(4,780)
Equity	(5,390)	(8,024)
Lapse and surrender rates [Member] | 10% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(23,254)	(13,351)
Equity	(34,971)	(13,140)
Lapse and surrender rates [Member] | 10% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(23,254)	(13,351)
Equity	(34,971)	(13,140)
Mortality rates (death protection) [Member] | 5% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(4,838)	(4,892)
Equity	(4,710)	(5,501)
Mortality rates (death protection) [Member] | 5% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(4,838)	(4,892)
Equity	(4,710)	(5,501)
Mortality rates (third sector / annuity products) [Member] | 5% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	960	1,382
Equity	(467)	2,054
Mortality rates (third sector / annuity products) [Member] | 5% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	960	1,382
Equity	(467)	2,054
Morbidity rates [Member] | 5% increase [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(7,191)	(8,239)
Equity	(4,639)	(11,700)
Morbidity rates [Member] | 5% increase [member] | Insurance contracts [member]
Disclosure Of Changes in Underlying Assumptions Of Market Consistent Embedded value [Line Items]
Income before income taxes	(7,191)	(8,239)
Equity	¥ (4,639)	¥ (11,700)